Intangible Assets and Goodwill - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jul. 31, 2020	Jan. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (Years)	10 years 7 months 6 days
Gross Amount	$ 27,839	$ 28,013
Accumulated Amortization	(1,746)	(3,377)
Net Carrying Amount	$ 26,093	24,636	$ 0
Acquired developed technology
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (Years)	3 years 6 months
Gross Amount	$ 6,008	6,172
Accumulated Amortization	(695)	(1,477)
Net Carrying Amount	$ 5,313	4,695
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (Years)	12 years 4 months 24 days
Gross Amount	$ 21,706	21,714
Accumulated Amortization	(937)	(1,773)
Net Carrying Amount	$ 20,769	19,941
Trademarks
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (Years)	3 months 18 days
Gross Amount	$ 125	127
Accumulated Amortization	(114)	$ (127)
Net Carrying Amount	$ 11